Capital Stock - Change in Share Purchase Options Outstanding (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding
Shares	4,140,000	1,200,000	3,125,000
Weighted Average Exercise Price	$ 0.11	$ 0.10	$ 0.15
Aggregate Intrinsic Value	$ 707,100
Cancelled
Shares			(6,065,000)
Weighted Average Exercise Price			$ 0.15
Aggregate Intrinsic Value
Granted
Shares		2,940,000	4,140,000
Weighted Average Exercise Price		$ 0.12	$ 0.10
Aggregate Intrinsic Value